Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2012
Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Central Index Key	dei_EntityCentralIndexKey	0001408970
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct. 29, 2012
Accuvest Global Long Short ETF (Prospectus Summary) | Accuvest Global Long Short ETF | Accuvest Global Long Short ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGLS
Accuvest Global Opportunities ETF (Prospectus Summary) | Accuvest Global Opportunities ETF | Accuvest Global Opportunities ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACCU
Cambria Global Tactical ETF (Prospectus Summary) | Cambria Global Tactical ETF | Cambria Global Tactical ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTAA
Madrona Domestic ETF (Prospectus Summary) | Madrona Domestic ETF | Madrona Domestic ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FWDD
Madrona International ETF (Prospectus Summary) | Madrona International ETF | Madrona International ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FWDI
Madrona Global Bond ETF (Prospectus Summary) | Madrona Global Bond ETF | Madrona Global Bond ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FWDB
Meidell Tactical Advantage ETF (Prospectus Summary) | Meidell Tactical Advantage ETF | Meidell Tactical Advantage ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MATH
Peritus High Yield ETF (Prospectus Summary) | Peritus High Yield ETF | Peritus High Yield ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HYLD
Ranger Equity Bear ETF (Prospectus Summary) | Ranger Equity Bear ETF | Ranger Equity Bear ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGE
Rockledge SectorSAM ETF (Prospectus Summary) | Rockledge SectorSAM ETF | Rockledge SectorSAM ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSAM
TrimTabs Float Shrink ETF (Prospectus Summary) | TrimTabs Float Shrink ETF | TrimTabs Float Shrink ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TTFS
WCM/BNY Mellon Focused Growth ADR ETF (Prospectus Summary) | WCM/BNY Mellon Focused Growth ADR ETF | WCM/BNY Mellon Focused Growth ADR ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AADR